Consolidated statements of stockholders' equity - USD ($)		Total	Common Stock [Member]	Treasury Stock, Common [Member]		Preferred Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]
Beginning balance, Shares at Dec. 31, 2022	[1]		12,972,358			811,878
Beginning balance at Dec. 31, 2022	[1]	$ 281,654,518	$ 129,724			$ 8,119	$ 252,912,550	$ 28,604,125
Issuance of common stock (including the exercise of warrants) net of issuance costs	[1]	25,577,769	$ 117,676				27,460,093
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares	[1]		11,767,579
Stock repurchase	[1]	$ (5,885,727)		$ (5,885,727)
Stock repurchase, Shares		3,444,536		(3,444,536)	[1]
Warrants repurchase	[1]	$ (1,521,738)					(1,521,738)
Issuance of restricted shares and stock based compensation	[1]	2,434,855	$ 15,853				2,419,002
Issuance of restricted shares and stock based compensation, Shares	[1]		1,585,311
Dividends declared on series A preferred shares ($2.19 per preferred share)	[1]								$ (1,740,983)	$ (1,740,983)	$ (389,271)			$ (389,271)
Conversion of Series C preferred shares, Shares	[1]											6,932,043
Conversion of Series C preferred shares	[1]										16,507,789	$ 69,320	$ 9,930,680	6,507,789
Deemed dividends declared on Series C preferred shares	[1]										$ (6,507,789)			$ (6,507,789)
Net Income	[1]	71,134,002						71,134,002
Distribution of net assets of C3is	[1]	(20,957,952)					(20,957,952)
Ending balance at Dec. 31, 2023	[1]	362,305,473	$ 332,573	$ (5,885,727)		$ 8,119	270,242,635	97,607,873
Ending balance, Shares at Dec. 31, 2023	[1]		33,257,291			811,878
Ending balance, Shares at Dec. 31, 2023	[1]			(3,444,536)
Stock repurchase		(2,504,498)		$ (2,504,498)
Stock repurchase, Shares				(807,347)
Issuance of restricted shares and stock based compensation		3,397,082	$ 4,213				3,392,869
Issuance of restricted shares and stock based compensation, Shares			421,352
Dividends declared on series A preferred shares ($2.19 per preferred share)									(1,740,983)	(1,740,983)
Net Income		50,157,772					0	50,157,772
Exercise of warrants ,Shares			4,300,000
Exercise of warrants		$ 8,577,822	$ 43,000				8,534,822
Exercise of stock options,Shares		296,875	296,875
Exercise of stock options		$ 475,000	$ 2,969				472,031
Ending balance at Dec. 31, 2024		$ 420,667,668	$ 382,755	$ (8,390,225)		$ 8,119	282,642,357	146,024,662
Ending balance, Shares at Dec. 31, 2024			38,275,518			811,878
Ending balance, Shares at Dec. 31, 2024		4,251,883		(4,251,883)
Issuance of common stock (including the exercise of warrants) net of issuance costs		$ 55,999,849	$ 84,239				55,915,610
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares			8,423,900
Stock repurchase		$ (2,504,498)
Stock repurchase, Shares		807,347
Issuance of restricted shares and stock based compensation		$ 3,187,650	$ 8,210				3,179,440
Issuance of restricted shares and stock based compensation, Shares			820,994
Dividends declared on series A preferred shares ($2.19 per preferred share)									$ (1,740,983)	$ (1,740,983)
Net Income		49,978,247						49,978,247
Exercise of warrants ,Shares			1,033,333
Exercise of warrants		$ 2,066,666	$ 10,333				2,056,333
Exercise of stock options,Shares		346,875	346,875
Exercise of stock options		$ 655,000	$ 3,469				651,531
Ending balance at Dec. 31, 2025		$ 530,814,097	$ 489,006	$ (8,390,225)		$ 8,119	$ 344,445,271	$ 194,261,926
Ending balance, Shares at Dec. 31, 2025			48,900,620			811,878
Ending balance, Shares at Dec. 31, 2025		4,251,883		(4,251,883)

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)